OTHER CURRENT LIABILITIES: (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES:
Accrued compensation	$ 36,399	$ 42,971
Other current liabilities	26,581	10,978
Total other current liabilities	$ 62,980	$ 53,949